INCOME TAXES - Deferred income tax (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Non-current deferred tax assets:
Net operating loss carry forward	¥ 11,059	¥ 33,358
Impairment loss	30,728	35,215
Others	4,347	21,360
Non-current deferred income tax assets	46,134	89,933
Valuation allowances	(46,134)	(89,933)
Net non-current deferred income tax assets	¥ 0	¥ 0